Organization	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Organization
1.	ORGANIZATION

21Vianet Group, Inc. (the “Company”) was incorporated under the laws of the Cayman Islands on October 16, 2009 and its principal activity is investment holding. The Company is principally engaged in the provision of Hosting and related services and Managed network services.

(a)	As of December 31, 2016, the significant subsidiaries of the Company and consolidated variable interest entities are as follows:

Entity	Date of incorporation/ Acquisition	Place of incorporation	Percentage of direct ownership by the Company	Principal activities
			Direct
Subsidiaries:
21ViaNet Group Limited (“21Vianet HK”)	May 25, 2007	Hong Kong	100%	Investment holding
21ViaNet Data Center Co., Ltd. (“21Vianet China”) (1)	June 12, 2000	PRC	100%	Provision of technical and consultation services and rental of long-lived assets
Fastweb International Holdings (“Fastweb Holdings”) (5)	September 9, 2012	Cayman Islands	100%	Investment holding
Hong Kong Fastweb Holdings Co., Limited (“Fastweb HK”) (5)	September 9, 2012	Hong Kong	100%	Investment holding
Beijing Fastweb Technology Co., Ltd. (“Fastweb Technology”) (1) / (5)	September 9, 2012	PRC	100%	Dormant company
21Vianet (Foshan) Technology Co., Ltd. (“FS Technology”) (1)	December 20, 2011	PRC	100%	Trading of network equipment, provision of technical and internet data center services
21Vianet Anhui Suzhou Technology Co., Ltd. (“SZ Technology”) (1)	November 16, 2011	PRC	100%	Trading of network equipment
21Vianet Xi’an Holding Limited (“21V Xi’an Holding”) (4)	July 5, 2012	British Virgin Islands	100%	Investment holding
21Vianet (Xi’an) Technology Co., Ltd. (“Xi’an Tech”) (1) /(4)	July 5, 2012	PRC	100%	Provision of technical and internet data center
21Vianet Hangzhou Information Technology Co., Ltd. (“HZ Technology”) (1)	March 4, 2013	PRC	100%	Provision of internet data center services
21Vianet Mobile Limited (“21V Mobile”) (7)	April 30, 2013	Hong Kong	100%	Investment holding
Joytone Infotech Co., Ltd. (“SZ Zhuoaiyi”) (1) / (7)	April 30, 2013	PRC	100%	Provision of technical and consultation services
21Vianet Ventures Limited (“Ventures”)	March 6, 2014	Hong Kong	100%	Investment holding
WiFire Group Inc. (“WiFire Group”)	March 7, 2014	British Virgin Islands	100%	Investment holding
Abitcool (China) Broadband Inc. (“aBitCool DG”) (1)	June 13, 2014	PRC	100%	Dormant company
Diyixian.com Limited (“DYX”) (9)	August 10, 2014	Hong Kong	100%	Provision of virtual private network services
Dermot Holding Limited (“Dermot BVI”) (9)	August 8, 2014	British Virgin Islands	100%	Investment holding
21Vianet Zhuhai Financial Leasing Co., Ltd. (“Zhuhai Financial Leasing”) (1)	April 9, 2015	PRC	100%	Provision of financial leasing business services
Foshan Zhuoyi Intelligence Date Co., Ltd. (“FS Zhuoyi”)”) (1) /(11)	July 7, 2016	PRC	100%	Dormant company

Variable Interest Entities (the “VIEs”):
Beijing Yiyun Network Technology Co., Ltd. (formerly known as Beijing aBitCool Network Technology Co., Ltd.) (“21Vianet Technology”) (1) /(2)	October 22, 2002	PRC	—	Provision of internet data center and managed network services
Beijing iJoy Information Technology Co., Ltd. (“BJ iJoy”) (1) / (2)/ (7)	April 30, 2013	PRC	—	Provision of internet data center, content delivery network services
WiFire Network Technology (Beijing) Co., Ltd. (formerly known as aBitCool Small Micro Network Technology (BJ) Co., Ltd.) (“WiFire Network”) (1) / (2)	April 1, 2014	PRC	—	Provision of telecommunication services

Held directly by BJ iJoy:
Shanghai iJoy Information Technology Co., Ltd. (“SH iJoy”) (1) / (2)/ (7)	May 30, 2013	PRC	—	Provision of internet data center, content delivery network services

Held directly by 21Vianet Technology:
Beijing 21Vianet Broad Band Data Center Co., Ltd. (“21Vianet Beijing”) (1) / (2)	March 15, 2006	PRC	—	Provision of internet data center and managed network services
Held directly by 21Vianet Beijing:
21Vianet (Xi’an) Information Outsourcing Industry Park Services Co., Ltd. (“Xi’an Sub”) (1) / (2)	June 23, 2008	PRC	—	Provision of internet data center services
Beijing Chengyishidai Network Technology Co., Ltd. (“CYSD”) (1) / (2) / (3)	September 30, 2010	PRC	—	Provision of managed network services
Zhiboxintong (Beijing) Network Technology Co., Ltd. (“ZBXT”) (1) / (2) / (3)	September 30, 2010	PRC	—	Provision of managed network services
Guangzhou Gehua Network Technology and Development Co., Ltd. (“Gehua”) (1) / (2)	October 8, 2011	PRC	—	Provision of managed network services
Langfang Xunchi Computer Data Processing Co., Ltd. (“LF Xunchi”) (1) / (2)	December 19, 2011	PRC	—	Dormant company
Beijing Fastweb Network Technology Co., Ltd. (“BJ Fastweb”) (1) / (2) / (5)	September 9, 2012	PRC	—	Provision of internet data center and internet content delivery network services
Shanghai Blue Cloud Technology Co., Ltd. (“SH Blue Cloud”) (1) / (2)	March 21, 2013	PRC	—	Provision of Office 365 and Windows Azure platform services
WiFire (Beijing) Technology Co., Ltd. (formerly known as Beijing Tianwang Online Communication Technology Co., Ltd.) (“WiFire BJ”) (1) / (2) / (6)	February 28, 2013	PRC	—	Provision of managed network services and virtual private network services
Beijing Yilong Xinda Technology Co., Ltd. (“BJ Yilong”) (1) / (2) / (6)	February 28, 2013	PRC	—	Provision of managed network services and virtual private network services
Beijing Yichengtaihe Investment Co., Ltd. (“BJ Yichengtaihe”) (1)/ (2)/ (10)	September 30, 2014	PRC	—	Dormant Company

Held directly by LF Xunchi:
Sichuan Aipu Network Co., Ltd. (“SC Aipu”) (1) / (2) / (8)	May 31, 2014	PRC	—	Provision of community network services and business network services
Held directly by DYX:
DYXnet Limited (“DYX net”) (9)	August 10, 2014	Hong Kong	100%	Dormant Company

Held directly by DYX and LF Xunchi:
Shenzhen Diyixian Telecommunication Co., Ltd. (“SZ DYX”) (1)/ (9)	August 10, 2014	PRC	50%	Provision of virtual private network services

(1)	Collectively, the “PRC Subsidiaries”.
(2)	Collectively, the “Consolidated VIEs”.
(3)	On September 30, 2010, the Company through its subsidiary, 21Vianet Beijing acquired CYSD, ZBXT and its subsidiaries (collectively, the “Managed Network Entities”).
(4)	On July 5, 2012, the Company through its wholly-owned subsidiary, 21Vianet HK, acquired 100% equity interests in 21V Xi’an Holding and its subsidiaries (collectively referred to as “21V Xi’an”).
(5)	On September 9, 2012, the Company and its subsidiary, 21Vianet Beijing, acquired 100% equity interest in Fastweb Holding and its subsidiaries (collectively referred to as “Fastweb”).
(6)	On February 28, 2013, the Company through its wholly-owned subsidiary, 21Vianet Beijing, acquired 100% equity interests in WiFire BJ and BJ Yilong. (collectively referred to as “WiFire BJ and Yilong”).
(7)	On April 30, 2013, the Company acquired 100% equity interest in 21V Mobile and its subsidiaries (collectively referred to as “iJoy”).
(8)	On May 31, 2014, the Company and its subsidiary, Langfang Xunchi Computer Data Processing Co., Ltd. (“LF Xunchi”), acquired 50% equity interest in SC Aipu and its subsidiaries (collectively referred to as “Aipu Group”) (Note 4).
(9)	On August 10, 2014, the Company and its subsidiary, LF Xunchi, acquired 100% equity interest Dermot BVI and its subsidiaries (collectively referred to as “Dermot Entities”) (Note 4).
(10)	On September 30, 2014, the Company through its subsidiary, 21Vianet Beijing acquired 100% equity interest in the entity, which was accounted for an assets acquisition (Note 4).
(11)	On July 7, 2016, the Company through its subsidiary, 21Vianet HK acquired 100% equity interest in the entity, which was accounted for an assets acquisition (Note 4).

(b)	PRC laws and regulations prohibit foreign ownership of internet and telecommunications-related businesses. To comply with these foreign ownership restrictions, the Group conducts its businesses in the PRC through its VIEs using contractual agreements (the “VIE Agreements”). The equity interests of 21Vianet Technology are legally held by certain PRC individuals, including Chen Sheng, the Executive Chairman of Board of Directors of the Company and Zhang Jun (collectively the “Nominee Shareholders”). The following is a summary of the key terms of the VIE Agreements:

Exclusive option agreement

Pursuant to the exclusive option agreement entered into amongst 21Vianet China and the Nominee Shareholders of 21Vianet Technology, the Nominee Shareholders granted the Company or its designated party, an exclusive irrevocable option to purchase all or part of the equity interests held by the Nominee Shareholders in 21Vianet Technology, when and to the extent permitted under the PRC laws, at an amount equal to RMB1. 21Vianet Technology cannot declare any profit distributions or grant loans in any form without the prior written consent of 21Vianet China. The Nominee Shareholders must remit in full any funds received from 21Vianet Technology to 21Vianet China, in the event any distributions are made by 21Vianet Technology. The term of this agreement is 10 years, expiring on December 18, 2016, which is renewable at the sole discretion of 21Vianet China. On December 19, 2016, this agreement was renewed for another 10 years, expiring on December 18, 2026.

Exclusive technical consulting and service agreement

Pursuant to the exclusive technical consulting and service agreement entered into between 21Vianet China and 21Vianet Technology, 21Vianet China is to provide exclusive management consulting services and internet technical services in return for fees based on of a predetermined hourly rate of RMB1, which is adjustable at the sole discretion of 21Vianet China. The term of this agreement is 10 years, expiring on December 18, 2016, which is renewable at the sole discretion of 21Vianet China. On December 19, 2016, this agreement was renewed for another 10 years, expiring on December 18, 2026.

Loan agreement

In January 2011, 21Vianet China and the Nominee Shareholders entered into a loan agreement. Pursuant to the agreement, 21Vianet China has provided interest-free loan facilities of RMB7,000 and RMB3,000, respectively, to the Nominee Shareholders of 21Vianet Technology for the purpose of providing capital to 21Vianet Technology to develop its data center and telecommunications value-added business and related businesses. There is no fixed term for the loan.

Power of attorney agreement

The Nominee Shareholders entered into the power of attorney agreement whereby they granted an irrevocable proxy of the voting rights underlying their respective equity interests in 21Vianet Technology to 21Vianet China, which includes, but are not limited to, all the shareholders’ rights and voting rights empowered to the Nominee Shareholders by the company law and 21Vianet Technology’s Articles of Association. The power of attorney remains valid and irrevocable from the date of execution, so long as each Nominee Shareholder remains as a shareholder of 21Vianet Technology.

The power of attorney agreement was subsequently reassigned to 21Vianet Group, Inc. in September 2010.

Share pledge agreement

Pursuant to the share pledge agreement entered into amongst 21Vianet China, 21Vianet Technology and the Nominee Shareholders, the Nominee Shareholders have contemporaneously pledged all their equity interests in 21Vianet Technology to guarantee the repayment of the loan under the Loan Agreement between 21Vianet China and the Nominee Shareholders.

On August 10, 2015, a Notification of Cancellation of share pledge registration was issued by Beijing Administration for Industry and Commerce, Pinggu Branch to cancel the registration of the share pledge by one of the Nominee Shareholders, Zhang Jun. Such cancellation does not affect the effectiveness of the share pledge agreement and does not lessen the control imposed on the contractual parties of the Company.

If 21Vianet Technology breaches its respective contractual obligations under the Share pledge agreement and the loan agreement, 21Vianet China, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. The Nominee Shareholders agreed not to transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their equity interests in 21Vianet Technology without the prior written consent of 21Vianet China.

Financial support letter

Pursuant to the financial support letter, 21Vianet Group, Inc. agreed to provide unlimited financial support to 21Vianet Technology for its operations and agreed to forego the right to seek repayment in the event 21Vianet Technology is unable to repay such funding.

The Company also controls two other VIEs, namely BJ iJoy and BJ aBitCool through their primary beneficiary, WiFire Group, a wholly owned subsidiary of the Company. The key terms of the VIE Agreements in relation to BJ iJoy and BJ aBitCool are similar to those summarized above.

Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the Company and 21Vianet Technology through the irrevocable power of attorney agreement, whereby the Nominee Shareholders effectively assigned all of their voting rights underlying their equity interests in 21Vianet Technology to the Company. In addition, the Company, through 21Vianet China, obtained effective control over 21Vianet Technology through the ability to exercise all the rights of 21Vianet Technology’s shareholders pursuant to the share pledge agreement and exclusive option agreement. The Company demonstrates its ability and intention to continue to exercise the ability to absorb substantially all of the expected losses through the financial support letter. In addition, the Company also demonstrates its ability to receive substantially all of the economic benefits of 21Vianet Technology through 21Vianet China through the consulting and service agreement. Thus, the Company is the primary beneficiary of 21Vianet Technology and consolidates 21Vianet Technology and its subsidiaries under ASC 810-10 Consolidation: Overall. Similar conclusion has been reached with respect to the VIE structures with WiFire Group as the primary beneficiary.

In the opinion of the Company’s management and PRC counsel, (i) the ownership structure of the VIEs is in compliance with applicable PRC laws and regulations in any material respect, and (ii) each of the VIE Agreements is valid, legally binding and enforceable to each party of such agreements under the existing PRC laws and will not violate any PRC laws or regulations currently in effect.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Company and its contractual arrangements with the VIEs are found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its ownership structure and operations in the PRC to comply with the changing and new PRC laws and regulations. To the extent that changes and new PRC laws and regulations prohibit the Company’s VIE arrangements from complying with the principles of consolidation, the Company would have to deconsolidate the financial position and results of operations of its VIEs. In the opinion of management, the likelihood of loss in respect of the Company’s current ownership structure or the contractual arrangements with the VIEs is remote based on current facts and circumstances.

(c)	Establishment of Asia Cloud Group

On July 30, 2013, the Company through 21Vianet Technology, and a state-owned entity (“SOE”) established Asia Cloud Investment in the Guangdong Province of the PRC for the operations of telecommunication related services. The registered capital of Asia Cloud Investment is RMB1,000,000, of which RMB900,000 and RMB100,000 were contributed by 21Vianet Technology and the SOE, respectively, for 90% and 10% equity interests held by 21Vianet Technology and the SOE, respectively. The investment structure is set up as follows:

(i)	21Vianet Technology received two entrusted loans from Bank of Dongguan which were entrusted by the SOE with an aggregate principal amount of RMB900,000, an annual interest rate of 4% and maturity dates of August 28 and September 10, 2015, respectively (Note 14), for the sole purpose of 21Vianet Technology’s capital contribution in Asia Cloud Investment. In return, 21Vianet Technology pledged its right of sale or transfer of the 90% equity interest in Asia Cloud Investment and the underlying dividend rights to the SOE to guarantee the repayment of the loans.

(ii)	Pursuant to a confirmation letter effective since the incorporation of Asia Cloud Investment, 21Vianet Technology agreed to provide unlimited financial support to Asia Cloud Investment for its operations and agreed to forego the right to seek repayment in the event Asia Cloud Investment is unable to repay such funding.

(iii)	The 10% equity interest in Asia Cloud Investment held by the SOE is contractually required to be repurchased by 21Vianet Technology by the end of five years from the establishment of Asia Cloud Investment at a consideration equivalent to the higher of the then fair value and the investment cost of RMB100,000. The SOE is also entitled to a cumulative dividend at 8% per annum for its capital contribution of RMB100,000 in Asia Cloud Investment.

As of July 30, 2013 upon its inception, Asia Cloud Investment is determined as a variable interest entity as 21Vianet Technology’s investment of RMB900,000 was funded by the SOE, which is also a party involved in Asia Cloud Investment. As 21Vianet Technology maintains the power to direct the activities that most significantly affect Asia Cloud Investment’s economic performances through its voting interest underlying the 90% equity interest in accordance with company law and the articles of association of Asia Cloud Investment and absorbs the expected losses of Asia Cloud Investment, 21Vianet Technology is the primary beneficiary of Asia Cloud Investment and consolidates Asia Cloud Investment and its subsidiary under by ASC 810-10 Consolidation:Overall.

As of December 31, 2015, Asia Cloud Investment and its subsidiary, Asia Cloud Technology, had not commenced any significant operations except for investments in certain floating rate principal unguaranteed securities with an aggregate amount of RMB102,300. The two entrusted loans from Bank of Dongguan and related interests were fully repaid in August and September 2015 (Note 14). Asia Cloud Investment ceased to be a VIE following such repayment in 2015.

21Vianet Technology is contractually obligated to repurchase the 10% noncontrolling interests (“NCI”) in Asia Cloud Group at the end of five years from its establishment. The NCI, together with the embedded repurchase contract, is accounted for as a liability under ASC 480, Distinguish Liabilities from Equity and recorded as “Mandatorily redeemable noncontrolling interests” in the Company’s consolidated balance sheets. The mandatorily redeemable noncontrolling interests was initially measured at fair value, which approximated its issuance value and subsequently measured at the amount of cash that would be paid under the conditions specified in the contract if settlement occurred at the reporting date, which is the higher of the then fair value of the NCI and the initial investment cost of RMB100,000, with the resulting change in that amount from the initial value as an interest expense. As of December 31, 2016, such mandatorily redeemable NCI has been fully repaid.

(d)	VIE disclosures

Except for certain property with carrying amounts of RMB335,491 (US$48,321) that were pledged to secure banking borrowings granted to the Company (Note 14), there were no pledges or collateralization of the Consolidated VIEs’ assets. Creditors of the Consolidated VIEs have no recourse to the general credit of the primary beneficiaries of the Consolidated VIEs, and such amounts have been parenthetically presented on the face of the consolidated balance sheets. The Consolidated VIEs operate the data centers and own facilities including data center buildings, leasehold improvements, fiber optic cables, computers and network equipment, which are recognized in the Company’s consolidated financial statements. They also hold certain value-added technology licenses, registered copyrights, trademarks and registered domain names, including the official website, which are also considered as revenue-producing assets. However, none of such assets was recorded on the Company’s consolidated balance sheets as such assets were all acquired or internally developed with insignificant cost and expensed as incurred. In addition, the Company also hires data center operation and marketing workforce for its daily operations and such costs are expensed when incurred. The Company has not provided any financial or other support that it was not previously contractually required to provide to the Consolidated VIEs during the periods presented.

(e)	Variable interests in a VIE

As at December 31, 2016, the Company held variable interest in an entity that does not have sufficient equity at risk where the Company is not the VIE’s primary beneficiary to consolidate the VIE. The Company’s maximum exposure to such an arrangement is RMB56,713.

The following tables represent the financial information of the Consolidated VIEs as of December 31, 2015 and 2016 and for the years ended December 31, 2014, 2015 and 2016 before eliminating the intercompany balances and transactions between the Consolidated VIEs and other entities within the Group:

	As of December 31,
	2015	2016
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	391,182	239,874	34,549
Restricted cash	135,875	68,709	9,896
Accounts receivable (net of allowance for doubtful debt of RMB39,010 and RMB80,313 (US$11,567) as of December 31, 2015 and 2016, respectively)	630,582	555,509	80,010
Inventories	13,115	4,320	622
Short-term investments	102,300	—	—
Prepaid expenses and other current assets	548,061	636,776	91,715
Deferred tax assets	29,029	40,751	5,869
Amounts due from related parties	55,503	82,350	11,861

Total current assets	1,905,647	1,628,289	234,522

Non-current assets:
Property and equipment, net	2,226,653	2,501,578	360,302
Intangible assets, net	810,171	555,649	80,030
Land use rights, net	64,682	76,044	10,953
Goodwill	1,146,570	1,146,570	165,140
Deferred tax assets	44,688	56,312	8,111
Other non-current assets	153,772	112,822	16,250
Long-term investments	164,454	266,748	38,420

Total non-current assets	4,610,990	4,715,723	679,206

Total assets	6,516,637	6,344,012	913,728

Current liabilities:
Short-term bank borrowings	276,000	183,676	26,455
Accounts and notes payable	416,850	441,847	63,639
Accrued expenses and other payables	435,912	525,613	75,704
Advance from customers	185,800	201,397	29,007
Income tax payable	43,949	25,466	3,668
Deferred revenue	332,091	311,191	44,821
Amount due to inter-companies (1)	890,988	1,221,897	175,990
Amount due to related parties (2)	48,762	53,295	7,676
Current portion of capital lease obligation	123,694	203,394	29,295
Current portion of long-term bank borrowings	12,422	12,564	1,810
Deferred government grants	6,332	5,107	736

Total current liabilities	2,772,800	3,185,447	458,801

Non-current liabilities:
Amount due to inter-companies	1,080,118	1,052,734	151,625
Long-term bank borrowings	27,534	219,055	31,550
Non-current portion of capital lease obligations	543,503	581,568	83,763
Unrecognized tax benefits	11,098	24,153	3,479
Deferred tax liabilities	218,522	182,877	26,340
Deferred government grants	31,288	25,886	3,728
Deferred revenue	68,535	62,531	9,006
Mandatorily redeemable noncontrolling interests	100,000	—	—

Total non-current liabilities	2,080,598	2,148,804	309,491

Total liabilities	4,853,398	5,334,251	768,292

	For the Years Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
Net revenues	2,695,021	3,066,090	2,938,319	423,206
Net profit (loss)	175,521	(35,811)	(674,685)	(97,175)

	For the Years Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
Net cash provided by operating activities	434,865	270,358	141,364	20,361
Net cash (used in) provided by investing activities	(808,117)	105,635	(470,955)	(67,832)
Net cash provided by (used in) financing activities	480,045	(354,408)	178,283	25,678
Net increase (decrease) in cash and cash equivalents	106,793	21,585	(151,308)	(21,793)

(1)	Amount due to inter-companies consist of intercompany payables to the other companies within the Group for the purchase of telecommunication resources and fixed assets on behalf of the Consolidated VIEs. The Consolidated VIEs had intercompany payables of RMB34,603 and RMB33,792 (US$4,867) to 21Vianet China for accrued service fees as of December 31, 2015 and 2016, respectively. Service fees paid by the Consolidated VIEs to 21Vianet China and were nil, RMB35,292 and nil for the years ended December 31, 2014, 2015 and 2016, respectively.
(2)	Information with respect to related parties is discussed in Note 24.